(7) Short Term Loans and Short Term Convertible Notes - Schedule of Short Term Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short term notes	$ 13,500	$ 13,500	$ 8,500
Less: unamortized debt discounts